UNITED STATES
		       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

				    Form 13F

			      FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):[  ] is a restatement.
                                 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Emmett M. Murphy
Address:       201 Main Street, Suite 1555
               Fort Worth, Texas 76102



13F File Number:  28-11325

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Emmett M. Murphy
Title:         President
Phone:         817-335-1145

Signature, Place, and Date of Signing:

Emmett M. Murphy Fort Worth, Texas August 3,2005


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

			     FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 	 0

Form 13F Information Table Entry Total:  42

Form 13F Information Table Value Total:  $ 109,850

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

							FORM 13F INFORMATION TABLE
                                                          VALUE    SHRS OR  SH/ PUT/ INVSTMT OTHER          VOTING   AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (X$1000) PRN AMT  PRN CALL DISCRTN MANAGERS     SOLE     SHARED   NONE
WTS HMP EQUITY HOLDINGS CO CV WAR CERIWTS            25         25,000 C  X              782       25,000
 AMEDISYS INC               OTC IS 023436108       6,620         180,000 N  X              782      180,000
 BOMBAY CO  INC             COMMON 097924104       1,425         250,000 N  X              782      250,000
 CSK AUTO CORP              COMMON 125965103       2,527         151,500 N  X              782      151,500
 CKE RESTAURANTS INC        COMMON 12561E105         696          50,000 N  X              782       50,000
 CAPTIVA SOFTWARE CORPORATI OTC IS 14073T109       3,126         216,485 N  X              782      216,485
 CIRRUS LOGIC INC           OTC IS 172755100       1,593         300,000 N  X              782      300,000
 DENNYS CORPORATION         OTC IS 24869P104       3,500         700,000 N  X              782      700,000
 DYADIC INTERNATIONAL INC   PRIVAT DYADICINT         500         150,150 N  X              782      150,150
 ENCORE ACQUISITION CO      COMMON 29255W100       4,362         106,400 N  X              782      106,400
 VAALCO ENERGY INC NEW      OTC IS 91851C201       1,730         500,000 N  X              782      500,000
 GAMESTOP CORP CL A         COMMON 36466R101       3,762         115,000 N  X              782      115,000
 HOLLY CORP-NEW             COMMON 435758305       1,825          39,100 N  X              782       39,100
 HUNTSMAN CORP              COMMON 447011107       3,173         156,560 N  X              782      156,560
 ICAGEN INC                 OTC IS 45104P104         111          14,133 N  X              782       14,133
 Paradigm BanksPair Basket0 CALL O CDC19             620         100,000 C  X              782      100,000
 IMAGISTICS INTERNATIONAL I COMMON 45247T104       4,780         170,700 N  X              782      170,700
 ***INTEROIL CORP           COMMON 460951106       1,794          66,000 N  X              782       66,000
 PUT ISHARES TR NOV 105     PUT OP 4642875WK         173         150,000 P  X              782      150,000
 LEAP WIRELSS INTL INC      COMMON 521863308       3,885         140,000 N  X              782      140,000
 LHC GROUP INC              OTC IS 50187A107         909          50,000 N  X              782       50,000
 LAIDLAW INTERNATIONAL INC  OTC IS 50730R102       4,169         173,000 N  X              782      173,000
 CHENIERE ENERGY INC        OTC IS 16411R208       2,003          64,400 N  X              782       64,400
 MOBILE MINI INC            OTC IS 60740F105       3,238          93,900 N  X              782       93,900
 MRU Holdingd Inc           PRIVAT MRUHOLD           500         142,857 N  X              782      142,857
 OREGON STEEL MILLS INC     COMMON 686079104       3,442         200,000 N  X              782      200,000
 OSI SYSTEMS INC            OTC IS 671044105       1,421          90,000 N  X              782       90,000
 PREMIERE GLOBAL SERVICES I OTC IS 740585104       2,857         253,100 N  X              782      253,100
 PENN OCTANE CORP           OTC IS 707573101           7          15,500 N  X              782       15,500
 PENWEST PHARMACEUTICALS CO OTC IS 709754105       2,364         200,000 N  X              782      200,000
 PANTRY INC DEL             OTC IS 698657103       6,584         170,000 N  X              782      170,000
 QUIDEL CORP                OTC IS 74838J101       1,295         250,000 N  X              782      250,000
 ROTECH HEALTHCARE INC NEW  OTC IS 778669101       2,100          80,000 N  X              782       80,000
 Ronco Corp Private Placeme PRIVAT RONPP             750         198,939 N  X              782      198,939
 RIO VISTA ENERGY PARTNERS  OTC IS 767271109         634         139,437 N  X              782      139,437
 SECURE COMPUTING CORPORATI OTC IS 813705100       2,394         220,000 N  X              782      220,000
 SEITEL INC NEW             COMMON 816074405       4,630       3,171,153 N  X              782    3,171,153
 TAG-IT PACIFIC INC         COMMON 873774103         859         367,270 N  X              782      367,270
 ***TOMMY HILFIGER CORP-ORD COMMON G8915Z102       3,096         225,000 N  X              782      225,000
 TESORO PETROLEUM CORP-W/RT COMMON 881609101       9,016         193,800 N  X              782      193,800
 WESTCORP-CALIF             COMMON 957907108       8,544         163,000 N  X              782      163,000
 WASHINGTION GROUP INTL INC OTC IS 938862208       2,812          55,000 N  X              782       55,000